UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2021

Item #1. Reports to Stockholders.

Union Street Partners Value Fund
INDEX

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2021 (unaudited)

Union Street Partners Value Fund

Union Street Partners Value Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2021 and are subject to change at any time.

Union Street Partners, LLC (“USP”) waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders

April 27, 2021

Dear Shareholders:

We would like to welcome our new shareholders from the Mission-Auour Risk-Managed Global Equity Fund to the Union Street Partners Value Fund (the “Fund”). Thank you for supporting the successful proxy vote approving the merger of our two funds earlier this year.

As your portfolio managers, we want you to feel comfortable with your Fund’s investment philosophy and goal of growing your capital over the long-term by investing in what we believe are strong businesses at inexpensive prices. We encourage any existing or new shareholders to contact us directly at the phone number below if you have any questions.

Three years ago we included the following passage in our letter to shareholders:

Keeping it simple

“Truth is ever to be found in simplicity, and not in the multiplicity and confusion of things.”

-Isaac Newton

Our investment process is, by design, simple. We work hard to identify and own great businesses trading at discount prices. The simple nature of our process helps focus our thinking and filter out the noise.

We view each position in your fund as an ownership stake in the underlying business and expect to earn returns commensurate with the underlying business’ long-term growth in earnings per share, assuming we paid a reasonable price. It really is simple. Owning great businesses and holding them for the long-term has a strong history of delivering sound returns and building wealth.

Our process has not and will not change. Our track record is a direct result of our decision making, and we remain committed to managing your money with a clear mind and steady hand while the world around us continues to bounce from one crisis to the next.

Maintaining composure while navigating a future filled with unknowns is far more important to compounding your wealth than trying to correctly guess the impact of the media’s and Wall Street’s story or stat of the day.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Semi-annual update

The Fund’s Advisor Class share performance for the first half of fiscal year 2021 (9/30/2020 to 3/31/2021) was 30.25%. The Russell 1000® Value Index Total Return was 29.34% for the same period. While we are pleased with these short-term returns, our focus remains on identifying investment opportunities and businesses that will help achieve our goal of strong, long-term returns for shareholders. Longer-term performance information is detailed below:

	1 -Year	3 -Years*	5 -Years*
Union Street Partners Value Fund Advisor Class (USPFX)	60.19%	13.04%	13.00%
Russell 1000® Value Index Total Return	56.09%	10.96%	11.74%

As of March 31, 2021

Source: Morningstar

*Annualized Returns

Performance contribution

The top five contributing positions to performance over the last six months were: JP Morgan Chase (60.7%), Bausch Health Companies (104.25%), Bank of America (62.32%), General Electric (111.10%), and Boeing (54.13%). The successful development of a vaccine for COVID-19 spurred optimism that the endgame was nearing in our battle against the virus. Renewed optimism has surfaced regarding future economic growth, which is reflected in the share price and valuations of publicly traded equities.

The bottom five contributing positions to the fund’s performance included Merck (-5.55%), Fannie Mae Preferred Securities Series M (-40.37%), Series N (-38.50%), and Series L (-39.88%), and the SPDR Energy Select Sector Fund (-2.81%). Merck continues to be a long-term holding of the Fund as we believe the company operates on the cutting edge of cancer research and is developing drugs that will save millions of lives. Fannie Mae Preferred securities were relatively small positions and liquidated in March as the company’s future privatization prospects dimmed. The SPDR Energy Select Sector Fund was a short-term holding purchased as part of our tax-loss harvesting strategy and is no longer a part of the portfolio.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Conclusion

We thank you for entrusting us with the management of your hard-earned money. We do not take our responsibility lightly and encourage you to contact us if you have any questions.

Sincerely,

Bernard F. McGinn, CFA, and McCoy Penninger, CFA

800-231-3663

McGinnTeam@mcginninvests.com

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Portfolio Compositionas of March 31, 2021 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Computers	21.12%
Banks	18.45%
Medical	13.99%
Retail	9.49%
Industrial	6.47%
Oil	3.99%
Diversified Manufacturing	2.65%
Real Estate	2.33%
Beverages	1.70%
Communication Services	1.28%
Exchange Traded Funds
Large Cap	10.97%
Government	4.82%
Money Market Fund	0.68%
97.94%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of InvestmentsMarch 31, 2021 (unaudited)

		Shares	Fair Value
81.47%	COMMON STOCKS

18.45%	BANKS
	Bank of America Corp.	52,350	$2,025,421
	Burke & Herbert Bank & Trust Co.	426	830,700
	Deutsche Bank AG*	52,000	624,000
	The Goldman Sachs Group, Inc.	3,115	1,018,605
	JPMorgan Chase & Co.	25,000	3,805,750
	Wells Fargo & Co.	22,200	867,354
			9,171,830

1.70%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	845,681

1.28%	COMMUNICATION SERVICES
	AT&T Inc.	21,000	635,670

21.12%	COMPUTERS
	Apple Inc.	34,000	4,153,100
	Intel Corp.	26,900	1,721,600
	Microsoft Corp.	19,620	4,625,807
			10,500,507

2.65%	DIVERSIFIED MANUFACTURING
	General Electric Co.	100,420	1,318,515

6.47%	INDUSTRIAL
	The Boeing Co.*	7,150	1,821,248
	FedEx Corp.	4,900	1,391,796
			3,213,044

13.99%	MEDICAL
	Bausch Health Companies Inc.*	48,000	1,523,520
	Bayer AG ADR (Sponsored)	93,000	1,476,840
	CVS Health Corp.	22,000	1,655,060
	Johnson & Johnson	7,680	1,262,208
	Merck & Co., Inc.	13,420	1,034,548
			6,952,176

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2021 (unaudited)

		Shares	Fair Value
3.99%	OIL
	Chevron Corp.	7,400	$775,446
	Exxon Mobil Corp.	10,500	586,215
	Schlumberger Ltd.	22,900	622,651
			1,984,312

2.33%	REAL ESTATE
	Simon Property Group, Inc.	10,200	1,160,454

9.49%	RETAIL
	Dollar Tree, Inc.*	13,700	1,568,102
	Target Corp.	11,600	2,297,612
	Walgreens Boot Alliance, Inc.	15,500	850,950
			4,716,664

81.47%	TOTAL COMMON STOCKS		40,498,853
	(Cost: $17,477,485)

15.79%	EXCHANGE TRADED FUNDS

4.82%	GOVERNMENT
	SPDR Bloomberg Barclays 1-3 Month T-Bill*	26,161	2,393,732

10.97%	LARGE CAP
	iShares 1000 Growth	2,713	659,367
	iShares Russell 1000 Value	4,623	700,616
	SPDR Portfolio S&P 500	68,355	3,186,027
	SPDR S&P 500 ETF Trust	2,293	908,785
			5,454,795

15.79%	TOTAL EXCHANGE TRADED FUNDS		7,848,527
	(Cost: $6,101,194)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2021 (unaudited)

		Shares	Fair Value
0.68%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market Government Portfolio - Institutional Class 0.01%**	339,848	$339,848
	(Cost: $339,848)

97.94%	TOTAL INVESTMENTS
	(Cost: $23,918,527)		48,687,228
2.06%	Other assets, net of liabilities		1,022,088
100.00%	NET ASSETS		$49,709,316

*Non-Income producing.

**Effective 7 day yield as of March 31, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

ASSETS
Investments at fair value (cost of $23,918,527) (Note 1)	$48,687,228
Cash	271
Receivable for investments sold	881,717
Receivable for capital stock sold	15,732
Dividends and interest receivable	26,578
Receivable for tax reclaims	9,769
Other Assets	27,778
Prepaid expenses	101,198
TOTAL ASSETS	49,750,271
LIABILITIES
Payable for capital stock redeemed	15,410
Accrued investment management fees	25,003
Other accrued expenses	542
TOTAL LIABILITIES	40,955
NET ASSETS	$49,709,316
Net Assets Consist of:
Paid-in-capital applicable to 2,097,097 no par value shares of beneficial interest outstanding, unlimited shares authorized	$27,018,134
Distributable earnings	22,691,182
Net Assets	$49,709,316
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$3,405,398
Class C	8,088,112
Advisor Class	38,215,806
Total	$49,709,316
Shares Outstanding
Class A	143,712
Class C	354,239
Advisor Class	1,599,146
Total	2,097,097
Net Asset Value and Offering Price Per Share
Class A *	$23.70
Class C	22.83
Advisor Class	23.90
Maximum Offering Price Per Share** and Redemption Price ***
Class A**	$25.15
Class C***	22.60

*Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than 1 year from purchase if those shares were purchased without paying a front-end sales charge.

**Maximum Offering Price per Share including Sales Charge of 5.75%.

***Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than 1 year from purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of OperationsSix months ended March 31, 2021 (unaudited)

INVESTMENT INCOME
Dividends	$334,460
Interest	36
Total investment income	334,496

EXPENSES
Investment management fees (Note 2)	183,840
12b-1 fees (Note 2)
Class A	4,228
Class C	44,670
Recordkeeping and administrative services (Note 2)	18,232
Accounting fees (Note 2)	12,076
Custody fees	1,678
Transfer agent fees (Note 2)	6,368
Legal fees	9,480
Audit fees	8,962
Proxy Expense	16,954
Filing and registration fees	13,205
Trustee fees	3,541
Compliance fees	3,829
Shareholder reports	8,116
Shareholder servicing (Note 2)
Class A	863
Class C	1,598
Advisor Class	5,637
Other	9,571
Total expenses	352,848
Fee waivers (Note 2)	(45,795)
Net expenses	307,053
Net investment income (loss)	27,443

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	381
Net increase (decrease) in unrealized appreciation (depreciation) of investments	11,318,736
Net realized and unrealized gain (loss) on investments	11,319,117
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,346,560

Union Street Partners Value Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended March 31, 2021 (unaudited)		Year ended September 30, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$27,443		$177,523
Net realized gain (loss) on investments	381		(1,541,872)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	11,318,736		2,363,190
Increase (decrease) in net assets from operations	11,346,560		998,841

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	—		(67,956)
Class C	—		(110,361)
Advisor Class	—		(352,684)
Increase (decrease) in net assets from distributions	—		(531,001)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	21,672		94,335
Class C	284,090		320,845
Advisor Class	13,523,122		2,817,169
Distributions reinvested
Class A	—		67,956
Class C	—		110,361
Advisor Class	—		352,683
Shares redeemed
Class A	(714,208)		(778,647)
Class C	(3,186,115	)(A)	(1,358,946	)(A)
Advisor Class	(2,250,513)		(1,709,238)
Increase (decrease) in net assets from capital stock transactions	7,678,048		(83,482)

NET ASSETS
Increase (decrease) during year	19,024,608		384,358
Beginning of year	30,684,708		30,300,350
End of year	$49,709,316		$30,684,708
(A)Includes redemption fees and/or CDSC fees of:	$822		$870

[This page intentionally left blank]

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class A
	Six months ended March 31, 2021 (unaudited)		Years ended September 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.21		$17.93	$19.18	$16.72	$14.82	$13.75

Investment activities
Net investment income (loss)(1)	0.02		0.12	0.17	0.14	0.06	0.10
Net realized and unrealized gain (loss) on investments	5.47		0.50	(1.08)	2.49	2.26	1.31
Total from investment activities	5.49		0.62	(0.91)	2.63	2.32	1.41
Distributions
Net investment income	—		(0.27)	(0.19)	(0.02)	(0.08)	(0.08)
Net realized gain	—		(0.06)	(0.15)	(0.15)	(0.34)	(0.26)
Return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.34)	(0.34)	(0.17)	(0.42)	(0.34)

Net asset value, end of period	$23.70		$18.21	$17.93	$19.18	$16.72	$14.82

Total Return*	30.15%		3.37%	(4.41%)	15.86%	15.64%	10.36%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.91	%(A)	1.90%	1.86%	1.83%	1.92%	2.10%
Expenses, net of fee waivers and reimbursements	1.66	%(B)	1.60%	1.60%	1.60%	1.69%	1.75%
Net investment income (loss)	0.22%		0.66%	0.99%	0.75%	0.37%	0.73%
Portfolio turnover rate*	10.04%		16.75%	13.56%	25.54%	9.03%	19.75%
Net assets, end of period (000’s)	$3,405		$3,073	$3,604	$4,906	$5,809	$4,827

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.82% for the six months ended March 31, 2021.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.57% for the six months ended March 31, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continuedMarch 31, 2021 (unaudited)

Class C
Six months ended March 31, 2021	Years ended September 30,
2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.61	$17.36	$18.48	$16.21	$14.42	$13.41

Investment activities
Net investment income (loss)(1)	(0.05)	(0.02)	0.04	—	(A)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	5.27	0.48	(1.01)	2.42	2.19	1.28
Total from investment activities	5.22	0.46	(0.97)	2.42	2.13	1.27
Distributions
Net investment income	—	(0.14)	—	(A)	—	(A)	—	—
Net realized gain	—	(0.06)	(0.15)	(0.15)	(0.34)	(0.26)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.21)	(0.15)	(0.15)	(0.34)	(0.26)
Redemption fees	—	(A)	—	(A)	—	(A)	—	—	—

Net asset value, end of period	$22.83	$17.61	$17.36	$18.48	$16.21	$14.42

Total Return*	29.57%	2.60%	(5.12%)	15.02%	14.78%	9.56%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	2.65	%(B)	2.67%	2.63%	2.57%	2.69%	2.85%
Expenses, net of fee waivers and reimbursements	2.41	%(C)	2.35%	2.35%	2.35%	2.44%	2.50%
Net investment income (loss)	(0.54%)	(0.10%)	0.24%	0.00%	(0.38%)	(0.10%)
Portfolio turnover rate*	10.04%	16.75%	13.56%	25.54%	9.03%	19.75%
Net assets, end of period (000’s)	$8,088	$8,382	$9,174	$12,988	$11,838	$9,960

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.56% for the six months ended March 31, 2021.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.32% for the six months ended March 31, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continuedMarch 31, 2021 (unaudited)

	Advisor Class
	Six months ended March 31, 2021		Years ended September 30,				Period April 27, 2016^ through September 30, 2016
			2020	2019	2018	2017

Net asset value, beginning of period	$18.35		$18.03	$19.18	$16.70	$14.85	$14.48

Investment activities
Net investment income (loss)(1)	0.04		0.16	0.21	0.18	0.10	0.03
Net realized and unrealized gain (loss) on investments	5.51		0.52	(1.06)	2.50	2.25	0.34
Total from investment activities	5.55		0.68	(0.85)	2.68	2.35	0.37
Distributions
Net investment income	—		(0.29)	(0.15)	(0.05)	(0.16)	—
Net realized gain	—		(0.06)	(0.15)	(0.15)	(0.34)	—
Return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.36)	(0.30)	(0.20)	(0.50)	—

Net asset value, end of period	$23.90		$18.35	$18.03	$19.18	$16.70	$14.85

Total Return*	30.25%		3.73%	(4.19%)	16.16%	15.84%	2.56%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.65	%(A)	1.70%	1.68%	1.63%	1.74%	1.85%
Expenses, net of fee waivers and reimbursements	1.40	%(B)	1.35%	1.35%	1.35%	1.44%	1.50%
Net investment income (loss)	0.39%		0.89%	1.22%	0.99%	0.62%	0.50%
Portfolio turnover rate*	10.04%		16.75%	13.56%	25.54%	9.03%	19.75%
Net assets, end of period (000’s)	$38,216		$19,229	$17,523	$13,742	$9,159	$7,699

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

^Commencement of operations

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.56% for the six months ended March 31, 2021.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.31% for the six months ended March 31, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial StatementsMarch 31, 2021 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,668,153	$830,700	$—	$40,498,853
Exchange Traded Funds	7,848,527	—	—	7,848,527
Money Market Funds	339,848	—	—	339,848
	$47,856,528	$830,700	$—	$48,687,228

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of March 31, 2021, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are

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determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2017.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of March 31, 2021, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have

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equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between Union Street Partners, LLC (“USP”) and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between USP and McGinn Investment Management, Inc. (“McGinn”), USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Effective February 1, 2021, USP entered into a written expense limitation agreement under which it agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and

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dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. Prior to February 1, 2021, USP had agreed to limit such expenses to 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2022. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2021, USP earned $183,840 and waived $45,795 in advisory fees. The total amount of recoverable reimbursements as of March 31, 2021 was $308,966 which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2021	2022	2023	2024	Total
$71,694	$89,131	$ 102,346	$ 45,795	$308,966

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Fund’s principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend

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distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the six months ended March 31, 2021, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$4,228
Class A	Shareholder Services	863
Class C	12b-1	44,670
Class C	Shareholder Services	1,598
Advisor Class	Shareholder Services	5,637
		$56,996

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2021, CFS received the following fees paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$16,089	$5,085	$8,527

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2021 were as follows:

Purchases	Sales
$10,419,139	$3,558,024

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Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2021 and the year ended September 30, 2020 was as follows:

	Six months ended March 31, 2021 (unaudited)	Year ended September 30, 2020
Distributions paid from:
Ordinary income	$—	$520,817
Realized gains	—	—
Return of capital	—	10,184
	$—	$531,001

As of March 31, 2021, the components of distributable earnings on a tax basis were as follows:

Six months ended March 31, 2021 (unaudited)
Accumulated undistributed net investment income (loss)	$(14,424)
Accumulated net realized gain (loss)	(2,063,412)
Net unrealized appreciation (depreciation) on investments	24,769,018
$22,691,182

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$23,918,527	$24,828,817	$(60,116)	$24,768,701

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NOTE 5 –	CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended March 31, 2021 (unaudited)
	Class A	Class C	Advisor Class
Shares sold	998	13,819	589,632
Shares reinvested	—	—	—
Shares redeemed	(26,028)	(135,458)	(38,661)
Net increase (decrease)	(25,030)	(121,639)	550,971

Year ended September 30, 2020
	Class A	Class C	Advisor Class
Shares sold	4,993	18,623	153,050
Shares reinvested	3,603	6,007	18,602
Shares redeemed	(40,834)	(77,128)	(95,170)
Net increase (decrease)	(32,238)	(52,498)	76,482

NOTE 6 –	SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2021, the Fund had 18.45% and 21.12% of the value of its net assets invested in securities within the Banks and Computers sector, respectively.

NOTE 7 –	RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

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Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 8 –	FUND REORGANIZATION

As of close of business on March 5, 2021 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Mission-Auour Risk-Managed Global Equity Fund (the “Target Fund”) were transferred to the Union Street Partners Value Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The reorganization was a tax-free reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund: Mission-Auour Risk-Managed Global Equity Fund	Class A	Institutional Class
Net Assets	$9,313,085	$162,730
Shares Outstanding	320,204	5,566
Net Asset Value	$29.09	$29.24
Exchange rate for shares issued	1.25	1.26
Unrealized appreciation/depreciation	$1,573,339	$283,805

Acquiring Fund: Union Street Partners Value Fund	Class A	Class C	Advisor Class
Net Assets immediately prior to Reorganization	$3,613,134	$8,768,680	$26,494,822
Net Assets immediately after to Reorganization	$3,613,134	$8,768,680	$35,970,638
Fund Shares Issued in exchange for acquired fund	—	—	408,562

Assuming the Reorganization had been completed on October 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the six months ended March 31, 2021, are as follows:

Union Street Partners Value Fund
Net investment income	$1,635
Net realized loss on investments	82,986
Change in net unrealized appreciation/depreciation on investments	10,354,976
Total decrease in net assets resulting from operations	10,431,600

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Notes To Financial Statements - continuedMarch 31, 2021 (unaudited)

NOTE 9 –	SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of McGinn as the Fund’s Liquidity Risk Management Administrator. McGinn has appointed a representative from its compliance department to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on February 18, 2021. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

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World Funds Trust (the “Trust”)

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ADVISORY AND SUB-ADVISORY AGREEMENT RENEWAL – Union Street Partners Value Fund

At a meeting held on November 16-17, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between Union Street Partners, LLC (the “Adviser”) and the Trust with respect to the Union Street Partners Value Fund, and the Sub-Advisory Agreement between the Adviser and McGinn Investment Management, Inc. (the “Sub-Adviser”) (collectively, the “Advisory Agreements”).

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”), circulated to the Trustees in advance of the Meeting, that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Partners Value Fund; (iii) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Union Street Partners Value Fund; (iv) the extent to which economies of scale would be realized if the Union Street Partners Value Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest. The Board reflected on its discussions regarding the Advisory Agreements with representatives from the Adviser and Sub-Adviser earlier in the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s and Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Partners Value Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Partners Value Fund; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser and Sub-Adviser on their investment philosophy, investment strategy, personnel and operations; (v) compliance reports concerning the Union Street

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Partners Value Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Partners Value Fund, information on investment advice, performance, summaries of Union Street Partners Value Fund expenses, their compliance programs, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Partners Value Fund; (iii) the anticipated effect of size on the Union Street Partners Value Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Partners Value Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

1.Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Partners Value Fund, including, without limitation: the quality of their investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Union Street Partners Value Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Union Street Partners Value Fund among the service providers and the Independent Trustees; the Adviser’s and Sub-Adviser’s efforts to promote the Union Street Partners Value Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, focusing in particular on the education and experience

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of the Adviser’s and Sub-Adviser’s compliance and portfolio management personnel. The Trustees considered the expense limitation agreement in place for the Union Street Partners Value Fund and the Adviser’s renewal of that agreement through January 31, 2022. The Trustees also considered the letters of support from principals of the Adviser and the Sub-Adviser committing to provide financial support to the Adviser, if necessary, to ensure it can satisfy its expense commitments to the Union Street Partners Value Fund. The Trustees considered marketing efforts of the Adviser and Sub-Adviser and the acquisition by the Adviser of the fund-related business of another adviser and the possible reorganization of another fund into the Union Street Partners Value Fund, as well as the Adviser’s commitment to lower the expense limitation for the Union Street Partners Value Fund upon consummation of that acquisition. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Partners Value Fund.

2.Investment Performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser.

In considering the investment performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser, the Trustees compared the short- and long-term performance of the Union Street Partners Value Fund with the performance of funds with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the Union Street Partners Value Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Union Street Partners Value Fund. The Trustees noted that for the one-, three- and five-year periods ended September 30, 2020, the Union Street Partners Value Fund outperformed its benchmark, the Russell 1000 Value Index and the median of its Morningstar Large Value category and its peer group. The Trustees further considered that the Union Street Partners Value Fund ranked in the first quartile for the one-year and three-year periods and the second quartile for the five-year period (for each of the foregoing periods ended as of September 30, 2020). The Board considered the performance of the Sub-Adviser’s separately managed accounts (the “Accounts”), noting the Adviser’s and the Sub-Adviser’s representation that legacy positions held in the Accounts that were purchased before the Union Street Partners Value Fund’s creation and new Accounts with

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higher average cash balances contributed to performance differences between the Union Street Partners Value Fund and the Accounts. After further review and discussion of the investment performance of the Union Street Partners Value Fund, the Adviser’s and Sub-Adviser’s experience managing the Union Street Partners Value Fund and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser was satisfactory.

3.Costs of the Services Provided and Profits Realized by the Adviser and Sub-Adviser.

In considering the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Partners Value Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Partners Value Fund by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Partners Value Fund; the overall expenses of the Union Street Partners Value Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding profits associated with managing the Union Street Partners Value Fund. The Trustees noted that both the Adviser and Sub-Adviser were not profitable in regard to the services provided to the Union Street Partners Value Fund, but that they expected to be so as the Union Street Partners Value Fund’s assets grow. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Partners Value Fund. The Trustees then compared the fees and expenses of the Union Street Partners Value Fund (including the advisory fee) to other comparable mutual funds. The Trustees considered the split of the advisory fees paid to the Adviser versus those paid to the Sub-Adviser and the respective services provided by each to the Union Street Partners Value Fund. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts with objectives and strategies similar to the Union Street Partners Value Fund, noting the Union Street Partners Value Fund is paying less than the Sub-Adviser’s average separate account. The Trustees noted that the Union Street Partners Value Fund’s net expense ratio ranked in the bottom quartile relative to its peer group and Morningstar category average. The Trustees also noted that the contractual advisory fee rate paid to the Adviser was above the peer and category median and was among the highest in each group. The Board considered that the Union Street Partners Value Fund has not yet achieved economies of scale to offset its high operational expenses at this time and that the Adviser has entered into expense limitation arrangements to lower the Union Street Partners Value Fund’s expense

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cap to the benefit of Union Street Partners Value Fund shareholders. Based on the foregoing, the Board concluded that the fees paid to the Adviser and Sub-Adviser and the profits realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

4.Economies of Scale.

The Board next considered the impact of economies of scale on the Union Street Partners Value Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Union Street Partners Value Fund’s shareholders had experienced benefits from the Union Street Partners Value Fund’s expense limitation arrangement. It was noted that the Adviser has entered into expense limitation arrangements for the benefit of the Union Street Partners Value Fund. The Trustees noted that the Union Street Partners Value Fund’s shareholders will continue to benefit from the expense limitation arrangement until the Union Street Partners Value Fund’s expenses fall below the expense cap. Thereafter, the Trustees noted that the Union Street Partners Value Fund’s shareholders will also benefit from economies of scale under the Union Street Partners Value Fund’s agreements with service providers other than the Adviser, if the Union Street Partners Value Fund’s assets grow to a level where breakpoints are applicable. In light of its ongoing consideration of the Union Street Partners Value Fund’s asset levels, expectations for growth in the Union Street Partners Value Fund, and fee levels, the Board determined that the Union Street Partners Value Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

5.The Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Partners Value Fund; the basis of decisions to buy or sell securities for the Union Street Partners Value Fund; and the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s and Sub-Adviser’s potential conflicts of interest. It was noted that

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the Adviser and Sub-Adviser identified specific benefits, including increased access to certain broker-dealers, using the Union Street Partners Value Fund as an investment option for smaller accounts, and benefits from the publicity of managing a public fund. Based on the foregoing, the Board determined that the Adviser’s and Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Advisory Agreements were approved for another one-year term.

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2020, and held for the six months ended March 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Annualized Expense Ratio	Expenses Paid During Period Ended * (3/31/21)
Class A Actual	$1,000.00	$1,301.48	1.66%	$9.52
Class A Hypothetical **	$1,000.00	$1,016.70	1.66%	$8.35
Class C Actual	$1,000.00	$1,295.69	2.41%	$13.79
Class C Hypothetical **	$1,000.00	$1,012.95	2.41%	$12.09
Advisor Class Actual	$1,000.00	$1,302.45	1.40%	$8.04
Advisor Class Hypothetical **	$1,000.00	$1,018.00	1.40%	$7.04

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

Investment Adviser:

Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 4, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 4, 2021

* Print the name and title of each signing officer under his or her signature.